UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments

July 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—56.4%
$417	Adjustable Rate Mortgage Trust, 2.886%, 1/25/36, CMO, VRN	Caa3/CCC	$297,052
£392	Auburn Securities PLC, 1.028%, 10/1/41, CMO, FRN	A2/AA	563,680
$679	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	C/NR	53,295
858	Banc of America Commercial Mortgage, Inc., 5.918%, 4/11/36, CMO (a)(d)	NR/AA-	716,389
	Banc of America Funding Corp., CMO,
449	2.585%, 12/20/36, VRN	Baa3/AAA	420,074
3,293	2.880%, 3/20/36, FRN	Caa2/CC	2,303,224
2,401	2.944%, 12/20/34, VRN	NR/A-	1,530,894
600	3.085%, 12/20/34, VRN	NR/B-	371,867
2,129	5.947%, 10/20/46, FRN	NR/CCC	1,303,749
2,917	Banc of America Large Loan, Inc., 1.937%, 11/15/15, CMO, FRN (a)(d)	NR/NR	2,710,270
	Banc of America Mortgage Securities, Inc., CMO,
1,385	2.871%, 6/25/35, FRN	B2/NR	1,274,876
424	3.121%, 10/20/46, FRN	NR/CCC	211,472
502	3.163%, 9/25/34, FRN	Ba2/NR	449,490
1,397	5.75%, 8/25/34 (j)	NR/AAA	1,419,556
€1,766	Bancaja Fondo de Titulizacion de Activos, 1.554%, 5/22/50, CMO, FRN	Aa3/AA	2,009,162
	BCAP LLC Trust, CMO (a)(d),
$2,532	5.00%, 11/26/37, VRN (j)	NR/BBB	2,355,940
550	5.054%, 3/26/36, FRN	NR/NR	491,004
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
2,017	2.795%, 10/25/36, VRN	NR/CCC	1,306,610
212	2.875%, 9/25/34, VRN	B3/BB+	152,861
924	2.938%, 1/25/35, FRN	Ba3/A	829,138
2,078	5.248%, 3/25/35, VRN	Caa1/B+	1,864,170
315	5.439%, 9/25/34, VRN	B3/BB	300,427
970	5.595%, 8/25/47, VRN	NR/CCC	581,944
713	5.754%, 6/25/47, VRN	NR/CCC	566,295
	Bear Stearns Alt-A Trust, CMO,
3,640	0.347%, 6/25/46, FRN	Ca/D	1,480,049
2,112	0.537%, 1/25/35, FRN	Baa2/AAA	1,869,861
635	2.601%, 4/25/35, VRN	Ca/CCC	394,025
1,058	2.870%, 5/25/35, VRN	Caa2/B-	610,269
1,875	2.948%, 5/25/36, VRN	Ca/CC	995,227
2,028	3.037%, 9/25/34, FRN (j)	B1/AAA	1,486,252
1,147	3.376%, 9/25/34, VRN	A2/AAA	937,936
7,286	4.375%, 8/25/36, VRN	Ca/D	3,833,179
660	5.017%, 7/25/35, FRN	Caa3/CCC	432,897
1,389	5.143%, 11/25/36, VRN	Caa3/CCC	861,095
129	5.362%, 11/25/35, VRN	Caa3/CCC	92,436
1,208	5.927%, 8/25/36, VRN	Caa3/CCC	742,861
2,500	Bear Stearns Commercial Mortgage Securities,
	5.627%, 3/13/40, CMO, VRN (a)(d)	NR/BBB+	2,202,411
£663	Bluestone Securities PLC, 1.044%, 6/9/43, CMO, FRN	NR/AA-	961,054
$4,710	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(d)	C/CCC+	2,251,192
	Chase Mortgage Finance Corp., CMO,
3,266	5.50%, 11/25/21	Caa1/CCC	3,060,991
2,600	6.00%, 3/25/37	Caa3/CCC	2,148,271
	Citigroup Mortgage Loan Trust, Inc., CMO,
1,187	2.845%, 3/25/37, VRN	NR/CCC	767,694
1,069	5.50%, 11/25/35	NR/CCC	854,418

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Countrywide Alternative Loan Trust, CMO,
$1,771	0.381%, 12/20/46, FRN	Ca/CCC	$962,947
1,983	0.437%, 6/25/37, FRN	Ca/NR	871,321
4,288	0.516%, 11/20/35, FRN	Caa3/CCC	2,698,259
4,279	0.537%, 5/25/36, FRN	Caa3/CCC	2,196,858
631	5.50%, 10/25/35	Caa2/CCC	549,943
711	6.00%, 11/25/35	Caa3/CCC	466,003
833	6.00%, 4/25/36	Caa3/CCC	588,792
1,667	6.00%, 4/25/37	NR/CC	1,187,009
3,267	6.00%, 5/25/37	Caa3/CC	2,235,121
890	6.25%, 8/25/37	Caa3/D	568,182
1,240	6.50%, 9/25/32	Caa1/CCC	1,191,688
2,453	6.50%, 7/25/35	Ca/CCC	1,478,053
1,247	6.50%, 6/25/36	Ca/NR	744,339
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,711	0.507%, 3/25/35, FRN	Caa2/AAA	1,134,851
276	2.74%, 8/20/35, VRN	Caa3/CCC	196,650
731	2.794%, 6/20/35, VRN	Caa3/CCC	504,541
171	2.803%, 8/25/34, VRN	Caa1/CCC	125,742
65	2.925%, 10/20/35, VRN	Caa3/CCC	42,607
6,406	3.078%, 11/25/35, FRN	NR/CCC	4,231,371
2,386	3.407%, 3/25/37, VRN	Ca/D	1,162,223
625	5.50%, 8/25/35	NR/CCC	615,832
1,988	5.681%, 9/25/47, VRN	NR/CCC	1,447,257
2,954	Credit Suisse First Boston Mortgage Securities Corp.,
	7.50%, 5/25/32, CMO	A2/AAA	3,131,519
	Credit Suisse Mortgage Capital Certificates, CMO,
1,637	0.357%, 10/15/21, FRN (a)(d)(j)	Aa2/AAA	1,559,676
1,197	0.787%, 7/25/36, FRN	Caa3/D	569,005
865	5.896%, 4/25/36	Caa3/CCC	639,535
711	6.50%, 5/25/36	Ca/D	399,263
976	6.50%, 7/26/36	NR/D	546,728
€5,406	DECO Series, 1.773%, 10/27/20, CMO, FRN	Aaa/A	6,944,398
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, CMO,
$1,229	0.337%, 2/25/47, FRN	Ca/CCC	661,912
301	6.25%, 7/25/36, VRN	Caa2/D	154,339
1,328	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (j)	Aa1/AAA	1,383,010
1,770	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.367%, 4/19/47, CMO, FRN	C/CCC	541,304
	EMF-NL, CMO, FRN,
€800	2.606%, 7/17/41	NR/A-	862,748
€1,000	2.856%, 10/17/41	NR/AA	1,209,221
$753	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	B1/NR	733,979
	First Horizon Alternative Mortgage Securities, CMO,
631	2.280%, 8/25/35, FRN	C/CCC	126,303
465	2.330%, 2/25/36, FRN	Caa2/CCC	330,353
870	2.360%, 5/25/36, FRN	Ca/NR	447,263
3,265	5.196%, 11/25/36, FRN	NR/D	1,676,491
300	6.25%, 11/25/36	NR/D	217,782
	First Horizon Asset Securities, Inc., CMO,
2,561	5.341%, 1/25/37, FRN	NR/CCC	1,916,575
398	5.50%, 8/25/35	C/NR	166,750

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$520	5.820%, 7/25/37, FRN	NR/CC	$429,476
53,451	FREMF Mortgage Trust, 0.10%, 5/25/20, CMO, IO, VRN (f)	NR/NR	321,247
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
440	2.958%, 6/25/34	NR/AAA	371,187
449	3.125%, 6/25/34	NR/AAA	382,532
238	3.134%, 7/19/35	Caa2/CCC	201,885
2,210	Greenpoint Mortgage Funding Trust, 0.367%, 1/25/37, CMO, FRN	Caa3/A-	1,303,192
776	Greenwich Capital Commercial Funding Corp.,
	0.325%, 11/5/21, CMO, FRN (a)(d)(j)	NR/BBB-	765,896
	GS Mortgage Securities Corp. II, CMO (a)(d),
10,347	1.575%, 8/10/43, IO, VRN	Aaa/NR	977,116
140	5.329%, 3/6/20, FRN	NR/BB	139,645
	GSR Mortgage Loan Trust, CMO,
1,310	0.637%, 7/25/37, FRN	NR/CCC	958,629
3,897	2.803%, 1/25/36, VRN	NR/CC	3,142,603
75	3.147%, 12/25/34, VRN	B3/BBB-	54,448
140	6.00%, 9/25/34	NR/AAA	142,707
	Harborview Mortgage Loan Trust, CMO,
3,738	0.377%, 2/19/46, FRN	Caa2/AAA	2,417,183
6,876	0.397%, 11/19/36, FRN	Caa3/B-	4,387,796
279	0.507%, 1/19/35, FRN	Caa2/AAA	174,256
727	0.747%, 6/19/34, FRN	A2/AAA	543,994
3,081	5.623%, 6/19/36, VRN	Ca/D	1,838,639
697	5.75%, 8/19/36, VRN	NR/CCC	407,286
826	Homebanc Mortgage Trust, 0.437%, 3/25/35, CMO, FRN	Caa1/AA-	573,519
€1,244	IM Pastor FTH, 1.65%, 3/22/44, CMO, FRN	Aa2/A-	1,276,684
$668	Impac CMB Trust, 0.447%, 11/25/35, CMO, FRN	Caa2/CC	366,262
	Indymac INDA Mortgage Loan Trust, CMO, VRN,
2,957	4.798%, 12/25/36	Caa2/CCC	1,903,194
121	5.497%, 6/25/37	Caa2/CCC	95,101
	Indymac Index Mortgage Loan Trust, CMO,
446	0.987%, 8/25/34, FRN	Caa1/AA+	300,128
916	1.047%, 9/25/34, FRN	Caa1/BBB+	610,783
762	4.751%, 6/25/37, VRN	Ca/D	391,442
2,211	4.954%, 5/25/37, VRN	Ca/D	1,204,431
3,000	5.487%, 11/25/36, VRN	Ca/CCC	2,204,631
453	5.516%, 5/25/37, FRN	C/D	75,596
	JLOC Ltd., CMO, FRN,
¥15,806	0.415%, 1/15/15 (b)	Aa3/A+	187,855
¥83,011	0.456%, 2/16/16,	Aaa/A+	970,370
	JPMorgan Alternative Loan Trust, CMO, VRN,
$999	2.739%, 5/25/36	NR/CCC	588,450
1,110	5.50%, 11/25/36	B3/CCC	1,069,093
4,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.648%, 3/18/51, CMO, VRN (a)(d)(j)	A1/NR	3,944,860
	JPMorgan Mortgage Trust, CMO,
130	4.435%, 10/25/36, VRN	Caa2/NR	90,307
522	4.585%, 7/25/35, VRN	B3/B+	477,490
960	5.041%, 6/25/37, VRN	NR/CCC	733,353
2,883	5.50%, 11/25/34 (j)	Baa2/NR	2,900,412
2,223	5.677%, 5/25/36, VRN	Caa2/NR	1,776,394
432	6.00%, 8/25/37	NR/CC	385,212
	Landmark Mortgage Securities PLC, CMO, FRN,
£2,044	1.045%, 6/17/38	NR/AA-	2,876,380

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
€779	1.705%, 6/17/38	NR/AA-	$960,513
	Lehman Mortgage Trust, CMO,
$5,957	6.00%, 5/25/37	NR/D	4,772,643
1,277	6.487%, 4/25/36, VRN	Caa1/CCC	1,223,988
	MASTR Adjustable Rate Mortgage Trust, CMO,
1,817	0.397%, 4/25/46, FRN	Caa2/A	1,026,065
1,093	1.003%, 1/25/47, FRN	Caa3/CCC	481,878
1,440	3.147%, 10/25/34, VRN	NR/BBB-	1,079,177
	Morgan Stanley Mortgage Loan Trust, CMO,
1,466	2.618%, 7/25/35, VRN	NR/B-	1,030,459
764	3.200%, 1/25/35, VRN	NR/CCC	82,755
1,257	5.75%, 12/25/35	Caa3/CC	949,711
991	6.00%, 8/25/37	NR/CCC	873,171
6,200	Morgan Stanley Reremic Trust, zero coupon, 7/17/56, CMO, PO (a)(d)(f)	Baa2/NR	5,136,930
	Prime Mortgage Trust, CMO,
7,600	0.537%, 6/25/36, FRN	NR/D	3,851,685
503	7.00%, 7/25/34	Caa2/B-	471,640
1,369	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a)(d)	NR/NR	1,363,072
2,000	RBSCF Trust, 5.223%, 8/16/48, CMO, VRN (a)(d)(j)	NR/NR	1,944,087
76	Regal Trust IV, 2.859%, 9/29/31, CMO, FRN (a)(d)	NR/NR	70,931
	Residential Accredit Loans, Inc., CMO,
591	0.367%, 6/25/46, FRN	Caa2/CCC	222,116
1,627	0.587%, 10/25/45, FRN	Caa3/B-	947,036
326	5.50%, 4/25/37	Caa3/D	199,253
1,403	6.00%, 8/25/35	NR/CCC	1,142,987
1,414	6.00%, 1/25/37	Caa3/D	921,954
1,049	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/D	730,455
	Residential Funding Mortgage Securities I, CMO,
818	5.766%, 7/27/37, VRN	NR/D	589,128
1,665	6.00%, 6/25/37	NR/D	1,342,529
	Salomon Brothers Mortgage Securities VII, Inc.,
1,028	6.50%, 2/25/29, CMO	NR/BB	1,037,544
903	Sequoia Mortgage Trust, 5.189%, 1/20/38, CMO, VRN	NR/D	592,733
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
58	2.569%, 8/25/34	Ba3/AA	48,890
4,032	5.525%, 11/25/36	NR/CC	3,029,242
2,792	5.688%, 1/25/36	NR/CCC	2,049,221
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
26	0.387%, 9/25/47	Baa2/BBB	25,679
4,358	0.397%, 8/25/36	Caa3/CCC	2,649,854
352	0.417%, 5/25/45	Caa3/AAA	221,053
1,097	Structured Asset Securities Corp., 2.477%, 1/25/34, CMO, VRN	Ba3/A-	954,593
988	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.783%, 10/25/37, CMO, FRN	Caa1/CCC	862,975
€223	Talisman Finance PLC, 1.805%, 4/22/17, CMO, FRN	A3/A+	274,659
$730	TBW Mortgage-Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/D	506,923
465	Wachovia Bank Commercial Mortgage Trust,
	0.277%, 9/15/21, CMO, FRN (a)(d)	Aaa/AA+	448,416
	WaMu Mortgage Pass Through Certificates, CMO,
78	0.477%, 10/25/45, FRN	Ba2/AAA	63,970
231	2.255%, 3/25/33, FRN	A2/AAA	216,884
4,580	2.632%, 7/25/37, FRN	NR/CC	2,627,003

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$2,943	2.666%, 2/25/37, VRN	NR/CCC	$2,133,235
4,313	2.86%, 7/25/46, FRN	B2/B-	3,150,647
4,139	5.261%, 6/25/37, FRN	NR/CCC	2,933,003
1,516	5.311%, 3/25/37, VRN	NR/CCC	982,741
940	5.533%, 11/25/36, FRN	NR/CCC	665,492
3,246	5.543%, 7/25/37, FRN	NR/CCC	2,493,673
2,465	5.621%, 2/25/37, FRN	NR/CCC	1,796,462
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
1,323	1.113%, 10/25/46, FRN	Ca/CC	611,732
5,585	5.50%, 7/25/35	Caa2/B+	4,167,493
76	Washington Mutual MSC Mortgage Pass Through Certificates,
	2.35%, 6/25/33, CMO, FRN	Aa2/AAA	44,384
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,259	0.687%, 7/25/37, FRN	B3/NR	1,009,234
211	2.841%, 4/25/36, VRN	NR/CC	178,300
2,475	4.030%, 9/25/36, FRN	Caa2/NR	1,941,396
83	4.105%, 9/25/36, FRN	NR/CCC	66,462
243	5.172%, 10/25/36, FRN	Caa2/NR	189,092
127	5.50%, 1/25/36	Ca/NR	79,684
87	5.807%, 10/25/36, FRN	Caa2/NR	68,492
2500	World Federation of Diamond Bourses, 6.403%, 7/5/24, CMO (a)(b)(d)(e)(k)
	(acquisition cost-$2,500,000, purchased 7/28/11)	NR/BBB-	2,500,000
	Total Mortgage-Backed Securities (cost—$203,350,086)		215,480,288

CORPORATE BONDS & NOTES—46.0%
Airlines—3.6%
2,500	American Airlines, Inc., 10.50%, 10/15/12	B2/B	2,637,500
	Continental Airlines Pass Through Trust (j),
1,117	7.707%, 10/2/22	Baa2/BBB	1,204,847
1,098	8.048%, 5/1/22	Baa2/BBB	1,190,432
1,870	Delta Air Lines, Inc., 7.75%, 6/17/21	Baa2/A-	2,037,926
772	Northwest Airlines, Inc., 1.01%, 11/20/15, FRN (MBIA) (j)	Baa2/A-	717,989
	United Air Lines Pass Through Trust (j),
2,668	9.75%, 1/15/17	Baa2/BBB+	3,028,209
2,727	10.40%, 5/1/18	Baa2/BBB+	3,071,555
			13,888,458

Banking—11.8%
	Barclays Bank PLC (j),
3,000	6.05%, 12/4/17 (a)(d)	Baa1/A	3,143,322
£2,100	14.00%, 6/15/19 (g)	Baa2/A-	4,196,780
	BPCE S.A. (g),
€670	4.625%, 7/30/15	Baa3/BBB+	791,839
€965	5.25%, 7/30/14	Baa3/BBB+	1,220,215
€750	9.00%, 3/17/15	Baa3/BBB+	1,115,393
€350	9.25%, 4/22/15	Baa3/BBB+	516,745
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (j),
€3,000	6.875%, 3/19/20	NR/NR	4,306,689
$6,875	11.00%, 6/30/19 (a)(d)(g)	A2/AA-	8,808,367
7,300	Discover Bank, 7.00%, 4/15/20	Ba1/BBB-	8,256,921
£1,200	DnB NOR Bank ASA, 6.012%, 3/29/17 (g)(j)	Baa3/BBB+	1,945,120
$5,000	Lloyds TSB Bank PLC, 6.375%, 1/21/21 (j)	Aa3/A+	5,284,245
5,000	Regions Financial Corp., 7.75%, 11/10/14	Ba3/BB+	5,336,060
			44,921,696

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services—11.2%
	Ally Financial, Inc. (j),
$1,850	6.75%, 12/1/14	B1/B+	$1,937,166
5,000	8.30%, 2/12/15	B1/B+	5,487,500
	AngloGold Ashanti Holdings PLC (j),
300	5.375%, 4/15/20	Baa3/BBB-	302,922
800	6.50%, 4/15/40	Baa3/BBB-	783,310
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(d)(j)	Baa3/BBB	2,235,288
	CIT Group, Inc.,
3,700	5.25%, 4/1/14 (a)(d)(j)	B2/B+	3,727,750
250	7.00%, 5/1/14	B2/B+	252,632
449	7.00%, 5/1/15 (j)	B2/B+	451,327
749	7.00%, 5/1/16	B2/B+	751,277
1,048	7.00%, 5/1/17 (j)	B2/B+	1,051,788
	Credit Agricole S.A. (g),
£650	5.136%, 2/24/16	A3/BBB+	858,900
£500	7.589%, 1/30/20	A3/BBB+	750,964
£1,400	8.125%, 10/26/19	A3/BBB+	2,252,071
$5,000	HSBC Finance Corp., 6.676%, 1/15/21 (a)(d)(j)	Baa1/BBB+	5,306,425
£200	LBG Capital No.2 PLC, 15.00%, 12/21/19	Ba2/BB+	431,702
$2,500	Morgan Stanley, 0.729%, 10/15/15, FRN (j)	A2/A	2,348,915
	SLM Corp.,
150	0.553%, 1/27/14, FRN	Ba1/BBB-	142,276
€1,250	1.801%, 6/17/13, FRN (j)	Ba1/BBB-	1,740,640
$975	5.00%, 10/1/13 (j)	Ba1/BBB-	1,011,758
500	5.125%, 8/27/12	Ba1/BBB-	512,692
100	5.375%, 1/15/13	Ba1/BBB-	103,370
1,000	5.375%, 5/15/14 (j)	Ba1/BBB-	1,037,383
220	5.614%, 6/15/13, FRN	Ba1/BBB-	217,756
200	5.614%, 12/15/13, FRN	Ba1/BBB-	196,422
1,000	8.00%, 3/25/20 (j)	Ba1/BBB-	1,097,730
4,700	8.45%, 6/15/18 (j)	Ba1/BBB-	5,263,210
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)(j)	Baa3/BBB-	2,450,000
			42,703,174

Healthcare & Hospitals—0.9%
3,000	HCA, Inc., 8.50%, 4/15/19 (j)	Ba3/BB	3,322,500

Hotels/Gaming—2.2%
1,600	MGM Resorts International, 9.00%, 3/15/20 (j)	Ba3/B	1,788,000
5,901	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)(j)	Baa3/BB+	6,548,008
			8,336,008

Insurance—4.0%
	American International Group, Inc.,
1,650	6.25%, 5/1/36	Baa1/A-	1,722,714
3,700	6.40%, 12/15/20 (j)	Baa1/A-	4,067,987
6,400	8.25%, 8/15/18 (j)	Baa1/A-	7,608,800
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18) (j)	Baa2/BBB	1,930,142
			15,329,643

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Oil & Gas—6.9%
	Anadarko Petroleum Corp. (j),
$600	6.20%, 3/15/40	Ba1/BBB-	$640,013
3,300	6.375%, 9/15/17	Ba1/BBB-	3,898,831
4,200	6.45%, 9/15/36	Ba1/BBB-	4,586,068
6,900	BP Capital Markets PLC, 4.75%, 3/10/19 (j)	A2/A	7,580,830
958	Global Geophysical Services, Inc., 10.50%, 5/1/17	B3/B	1,017,875
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (j)	Baa2/BBB	2,743,568
5,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)(j)	Baa3/NR	5,325,000
	Pride International, Inc. (j),
200	6.875%, 8/15/20	Baa1/BBB+	241,157
200	7.875%, 8/15/40	Baa1/BBB+	264,082
			26,297,424

Paper & Forest Products—0.6%
2,000	Weyerhaeuser Co., 7.375%, 3/15/32	Ba1/BBB-	2,153,472

Real Estate Investment Trust—1.7%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15	Baa3/BBB-	1,062,971
4,750	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (j)	Ba1/BBB-	5,591,999
			6,654,970

Retail—0.9%
2,918	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(j)	Baa2/BBB+	3,475,247

Telecommunications—1.2%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (j)	Ba2/BB	2,077,500
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Baa3/BB	2,035,000
500	Telecom Italia Capital S.A., 7.20%, 7/18/36 (j)	Baa2/BBB	474,920
			4,587,420

Utilities—1.0%
1,600	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)(j)	NR/B-	1,714,400
2,000	Energy Future Holdings Corp., 10.25%, 1/15/20 (j)	Caa3/B-	2,110,836
			3,825,236
	Total Corporate Bonds & Notes (cost—$152,374,161)		175,495,248

U.S. GOVERNMENT AGENCY SECURITIES—39.4%
	Fannie Mae, MBS,
140	4.00%, 11/1/33 (j)	Aaa/AAA	143,609
250	4.00%, 3/1/39 (j)	Aaa/AAA	254,768
577	4.00%, 7/1/39	Aaa/AAA	588,617
2,355	4.00%, 8/1/40 (j)	Aaa/AAA	2,396,106
1,701	4.00%, 9/1/40 (j)	Aaa/AAA	1,730,235
27,114	4.00%, 10/1/40 (j)	Aaa/AAA	27,581,154
16,191	4.00%, 11/1/40 (j)	Aaa/AAA	16,469,667
5,978	4.00%, 12/1/40 (j)	Aaa/AAA	6,080,807
22,151	4.00%, 1/1/41 (j)	Aaa/AAA	22,531,493
25,995	4.00%, 2/1/41 (j)	Aaa/AAA	26,440,327
19,376	4.00%, 3/1/41 (j)	Aaa/AAA	19,709,407
5,804	4.00%, 4/1/41 (j)	Aaa/AAA	5,902,014
1,613	4.00%, 5/1/41 (j)	Aaa/AAA	1,640,826

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$297	4.00%, 6/1/41 (j)	Aaa/AAA	$301,939
2,566	4.00%, 7/1/41 (j)	Aaa/AAA	2,608,962
4,972	4.00%, 8/1/41 (j)	Aaa/AAA	5,056,085
11,000	4.00%, TBA (e)	Aaa/AAA	11,173,594
	Total U.S. Government Agency Securities (cost—$149,414,827)		150,609,610

ASSET-BACKED SECURITIES—13.6%
697	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	Caa2/NR	585,088
1,905	Accredited Mortgage Loan Trust, 0.367%, 4/25/36, FRN	Baa3/B+	1,629,262
1,087	ACE Securities Corp., 0.587%, 8/25/45, FRN	NR/AAA	1,024,722
	Advanta Business Card Master Trust, FRN,
617	0.436%, 6/20/14	Ca/CCC-	503,527
617	0.436%, 12/22/14	Ca/CCC-	503,527
870	American Express Credit Account Master Trust, 0.467%, 3/17/14, FRN (a)(d)	Baa2/BBB+	869,918
	Asset-Backed Funding Certificates, FRN,
16	0.747%, 10/25/33	Aaa/AAA	12,111
2,220	1.012%, 8/25/33	Ba3/AA	1,801,770
	Bear Stearns Asset-Backed Securities Trust,
496	0.687%, 9/25/34, FRN	NR/BBB	355,344
1,449	0.687%, 9/25/34, FRN	NR/A	1,111,959
1,677	3.380%, 7/25/36, VRN	NR/CC	768,952
635	Bear Stearns Second Lien Trust, 0.407%, 12/25/36, FRN (a)(d)	B3/B	603,627
4,013	Bombardier Capital Mortgage Securitization Corp., 7.83%, 6/15/30, VRN	Ca/NR	2,611,225
	Conseco Finance Securitizations Corp.,
1,683	7.27%, 9/1/31	Caa1/CCC-	1,817,058
643	7.96%, 2/1/32	Ca/CCC-	527,685
326	7.97%, 5/1/32	Ca/CCC-	245,896
3,769	8.06%, 5/1/31	Ca/NR	2,950,581
	Conseco Financial Corp.,
313	6.22%, 3/1/30	NR/BBB-	339,723
374	6.33%, 11/1/29, VRN	Baa2/NR	382,651
265	6.53%, 2/1/31, VRN	NR/CCC-	259,794
214	6.86%, 3/15/28	A2/NR	227,310
461	7.05%, 1/15/27	B3/B	493,704
1,208	7.14%, 3/15/28 (j)	Baa1/NR	1,325,605
861	7.24%, 6/15/28, VRN	Baa1/NR	946,565
916	7.40%, 6/15/27 (j)	A2/AA	977,446
101	7.65%, 10/15/27, VRN	Aa1/AAA	104,498
	Countrywide Asset-Backed Certificates,
30	0.337%, 3/25/47, FRN	Caa3/B-	18,988
1,400	0.527%, 12/25/36, FRN (a)(d)	NR/CCC	619,195
1,531	0.577%, 11/25/34, FRN	Aa3/AAA	1,314,823
538	0.747%, 8/25/32, FRN	Caa3/CCC	336,328
255	4.693%, 10/25/35, VRN	B1/BB-	228,027
1,076	Countrywide Home Equity Loan Trust, 0.537%, 3/15/29, FRN	Ba3/BBB-	1,028,450
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	1,131,422
1,003	GSAMP Trust, 0.487%, 5/25/36, FRN (a)(d)	NR/A	830,890
	Home Equity Asset Trust, FRN,
4	0.237%, 3/25/37	Aa2/AAA	4,325
109	2.587%, 10/25/33	Caa2/B-	75,590

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$6,500	Indymac Residential Asset-Backed Trust, 0.507%, 4/25/47, FRN	Ca/CCC	$2,431,972
	JPMorgan Mortgage Acquisition Corp., FRN,
118	0.237%, 10/25/36	Ba1/B-	116,010
14	0.267%, 8/25/36	Ca/CCC	4,303
29	Lehman XS Trust, 0.287%, 12/25/36, FRN	Caa1/D	28,717
	Long Beach Mortgage Loan Trust, FRN,
1,371	0.347%, 10/25/36	Ca/CCC	445,611
699	2.662%, 3/25/32	Ca/NR	419,530
2,956	Loomis Sayles CBO, 0.483%, 10/26/20, FRN (a)(d)	Aa1/A+	2,755,867
648	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	573,309
7,355	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.427%, 5/25/37, FRN	Ca/CCC	2,834,771
2,111	Merrill Lynch Mortgage Investors, Inc., 0.687%, 6/25/36, FRN	Caa1/BB-	1,246,624
2,164	Morgan Stanley Dean Witter Capital I, 1.612%, 2/25/33, FRN	B1/AA	1,537,693
	Oakwood Mortgage Investors, Inc.,
42	0.417%, 5/15/13, FRN	Caa1/B-	33,080
1,130	8.00%, 10/15/26 (j)	NR/AAA	1,145,932
	Option One Mortgage Loan Trust,
9	0.307%, 2/25/38, FRN	Aa3/A	9,010
77	5.662%, 1/25/37	Caa2/CC	45,781
5,000	Origen Manufactured Housing, 7.65%, 3/15/32	B2/NR	5,233,483
	Residential Asset Mortgage Products, Inc.,
44	4.02%, 4/25/33, VRN	B2/CC	38,177
1,399	5.22%, 7/25/34, VRN	Caa1/CC	1,269,837
1,733	5.86%, 11/25/33	A2/AAA	1,448,375
	Residential Asset Securities Corp.,
45	0.377%, 3/25/36, FRN	Ba1/AAA	43,145
31	4.47%, 3/25/32, VRN	A2/AAA	30,982
556	Securitized Asset-Backed Receivables LLC Trust, 0.417%, 2/25/37, FRN	Ca/D	200,191
240	Specialty Underwriting & Residential Finance, 0.437%, 9/25/36, FRN	Ba3/A	229,077
1,023	Structured Asset Securities Corp., 0.487%, 6/25/35, FRN	Caa2/B-	665,474
742	UCFC Home Equity Loan, 7.75%, 4/15/30, VRN	Ca/B-	528,074
	Total Asset-Backed Securities (cost—$46,379,962)		51,882,611

SENIOR LOANS (a)(c)—5.6%
Computer Services—0.4%
1,749	First Data Corp., 2.937%, 9/24/14, Term B1		1,633,668

Financial Services—3.7%
1,524	CIT Group, Inc., 6.25%, 8/11/15, Term 3		1,531,856
2,100	Delos Aircraft, Inc., 7.00%, 3/17/16, Term B2		2,115,000
2,900	International Lease Finance Corp., 6.75%, 3/17/15, Term B1		2,918,383
1,563	iStar Financial, Inc., 5.50%, 6/28/13, Term A1		1,544,830
6,000	Springleaf Finance Corp., 5.50%, 5/10/17, Term B		5,881,404
			13,991,473

Healthcare & Hospitals—0.3%
1,000	HCA, Inc., 2.496%, 11/17/13, Term B1		993,293

Oil & Gas—0.7%
2,781	Petroleum Export, 3.247%, 12/7/12, Term B		2,764,778

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Printing/Publishing—0.1%
$515	Tribune Co., 5.00%, 6/4/09, Term X (b)(k)(i)
	(acquisition cost-$501,730; purchased 11/30/07-2/27/09)		$352,369

Utilities—0.4%
	Texas Competitive Electric Holdings Co. LLC,
928	4.686%, 10/10/17		694,430
985	4.768%, 10/10/17		736,876
			1,431,306
	Total Senior Loans (cost—$21,444,330)		21,166,887

Shares
CONVERTIBLE PREFERRED STOCK—4.4%
Financial Services—4.0%
14,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	15,394,650

Utilities—0.4%
25,500	PPL Corp., 9.50%, 7/1/13	NR/NR	1,430,295
	Total Convertible Preferred Stock (cost—$10,478,225)		16,824,945

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—1.6%
Brazil—0.0%
	Brazil Notas do Tesouro Nacional, Ser. F,
BRL 100	10.00%, 1/1/13	Baa2/NR	62,250
BRL 49	10.00%, 1/1/14	Baa2/NR	29,758
			92,008

Philippines—1.6%
$5,000	Power Sector Assets & Liabilities Management Corp., 7.25%, 5/27/19	Ba2/BB	6,007,940
	Total Sovereign Debt Obligations (cost—$5,663,368)		6,099,948

CONVERTIBLE BONDS—1.1%
Real Estate Investment Trust—1.1%
3,800	SL Green Operating Partnership L.P.,
	3.00%, 10/15/17 (a)(d) (cost—$3,774,465)	NR/NR	4,370,000

MUNICIPAL BONDS—0.8%
California—0.2%
775	Statewide Communities Dev. Auth. Rev., Lancer Student
	Housing Project, 9.50%, 6/1/14, Ser. B	NR/NR	806,116

West Virginia—0.6%
3,010	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BB+	2,236,641
	Total Municipal Bonds (cost—$3,661,250)		3,042,757

Shares
PREFERRED STOCK—0.2%
Financial Services—0.2%
	SLM Corp., CPI-Linked MTN, Ser. A (l),
32,400	5.164%, 3/15/17	Ba1/BBB-	719,928
8,500	5.609%, 1/16/18	Ba1/NR	185,470
	Total Preferred Stock (cost—$460,125)		905,398

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
U.S. TREASURY OBLIGATIONS—0.1%
	U.S. Treasury Notes,
$270	0.375%, 10/31/12		$270,327
100	2.375%, 8/31/14		105,469
	Total U.S. Treasury Obligations (cost—$373,745)		375,796

SHORT-TERM INVESTMENTS—8.9%
Corporate Notes—8.1%
Financial Services—7.6%
	Ford Motor Credit Co. LLC,
3,000	2.996%, 1/13/12, FRN (j)	Ba2/BB-	3,015,330
6,500	7.25%, 10/25/11	Ba2/BB-	6,579,969
4,600	7.80%, 6/1/12 (j)	Ba2/BB-	4,806,687
2,525	9.875%, 8/10/11 (j)	Ba2/BB-	2,531,681
8,150	International Lease Finance Corp., 4.75%, 1/13/12 (j)	B1/BBB-	8,231,500
940	SLM Corp., 0.483%, 10/25/11, FRN	Ba1/BBB-	937,751
3,000	Springleaf Finance Corp., 0.497%, 12/15/11, FRN (j)	B3/B	2,959,479
			29,062,397

Insurance—0.5%
2,000	American International Group, Inc., 0.360%, 10/18/11, FRN (j)	Baa1/A-	1,995,314
	Total Corporate Notes (cost—$29,852,843)		31,057,711

Sovereign Debt Obligations—0.5%
Brazil—0.5%
BRL 2,880	Brazil Notas do Tesouro Nacional,
	10.00%, 1/1/12, Ser. F (cost—$1,624,979)	Baa2/NR	1,836,491

U.S. Treasury Obligations (h)(m)—0.3%
	U.S. Treasury Bills,
$1,081	0.05%-0.175%, 8/18/11-9/15/11 (cost—$1,080,963)		1,080,963
	Total Short-Term Investments (cost—$32,558,785)		33,975,165

Notional
Amount
(000s)
OPTIONS PURCHASED (n)—0.0%
	Put Options—0.0%
	Fannie Mae (OTC),
$115,000	strike price $83.50, expires 9/6/11 (cost—$13,476)		1

	Total Investments, before securities sold short (cost—$629,946,805) (o)—178.1%		680,228,654

Principal
Amount
(000s)
SECURITIES SOLD SHORT—(7.8)%
U.S. Government Agency Securities—(0.4)%
$1,552	Fannie Mae, 4.00%, 7/1/39, MBS (proceeds received—$1,561,795)	Aaa/AAA	(1,582,908)

Principal
Amount
(000s)		Value*
U.S. Treasury Obligations—(7.4)%
	U.S. Treasury Notes,
$15,000	1.75%, 5/31/16	$(15,330,555)
12,500	3.125%, 5/15/21	(12,849,588)
	Total U.S. Treasury Obligations (proceeds received—$27,870,490)	(28,180,143)
	Total Securities Sold Short (proceeds received—$29,432,285)	(29,763,051)

	Total Investments, net of securities sold short (cost—$600,514,520)—170.3%	650,465,603
	Other liabilities in excess of other assets—(70.3)%	(268,524,295)
	Net Assets—100%	$381,941,308

Notes to Schedule of Investments:

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)                                  Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $101,812,005, representing 26.7% of net assets.

(b)                                 Illiquid.

(c)                                  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(d)                                 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)                                  Delayed-delivery. To be delivered after July 31, 2011.

(f)                                    Fair-Valued—Securities with an aggregate value of $5,458,177, representing 1.4% of net assets.

(g)                                 Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)                                 All or partial amount segregated for the benefit of the counterparty as collateral for derivatives, securities sold short and delayed-delivery securities.

(i)                                     In default.

(j)                                     All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)                                  Restricted. The aggregate acquisition cost of such securities is $3,001,730 and the aggregate market value is $2,852,369, representing 0.7% of net assets.

(l)                                     Floating rate. The rate disclosed reflects the rate in effect on July 31, 2011.

(m)                               Rates reflect the effective yields at purchase date.

(n)                                 Non-income producing.

(o)                                 At July 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $629,951,377. Gross unrealized appreciation was $59,849,165, gross unrealized depreciation was $9,571,888 and net unrealized appreciation was $50,277,277. The difference between book and tax cost basis was attibutable to wash sales.

Glossary:

BRL—Brazilian Real

£—British Pound

CBO—Collateralized Bond Obligation

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2011.

IO—Interest Only

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

MTN—Medium Term Note

NR—Not Rated

OTC—Over the Counter

PO—Principal Only

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

Other Investments:

(A) Credit default swap agreements:

Sell protection swap agreements outstanding at July 31, 2011 (1):

	Notional					Upfront	Unrealized
Swap Counterparty/	Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Bank of America:
Dow Jones CDX HY-9 5-Year Index 35-100%	$9,627	0.05%	12/20/12	1.44%	$203,865	—	$203,865
MetLife	6,200	1.36%	9/20/15	1.00%	(81,794)	$(416,629)	334,835
SLM	4,150	1.83%	12/20/13	5.00%	332,629	(508,375)	841,004
Barclays Bank:
Gazprom	1,250	2.16%	12/20/17	1.90%	(16,173)	—	(16,173)
VTB Capital	1,250	3.06%	12/20/17	2.34%	(46,374)	—	(46,374)
Citigroup:
Majapahit Holding	3,000	2.43%	12/20/17	2.65%	46,176	—	46,176
Republic of Indonesia	3,000	1.52%	12/20/17	2.14%	116,753	—	116,753
SLM	4,150	1.83%	12/20/13	5.00%	332,629	358,732	(26,103)
Credit Suisse First Boston:
TNK	1,500	2.38%	12/20/17	3.15%	70,701	—	70,701
Deutsche Bank:
SLM	900	1.83%	12/20/13	5.00%	72,137	(126,000)	198,137
					$1,030,549	$(692,272)	$1,722,821

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B) Interest rate swap agreements outstanding at July 31, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	(Received)	Depreciation
Citigroup	$32,600	6/15/21	3.50%	3-Month USD-LIBOR	$(1,881,472)	$(1,025,270)	$(856,202)

LIBOR - London Inter-bank Offered Rate

(C)  Forward foreign currency contracts outstanding at July 31, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2011	(Depreciation)
Purchased:
65,000 British Pound settling 9/13/11	BNP Paribas	$103,908	$106,648	$2,740
3,800,000 British Pound settling 8/8/11	Citigroup	6,105,464	6,237,132	131,668
377,000 British Pound settling 9/13/11	Citigroup	613,338	618,556	5,218
2,527,000 British Pound settling 9/13/11	Royal Bank of Canada	4,053,792	4,146,131	92,339
134,000 Euro settling 10/19/11	Bank of America	191,306	192,181	875
500,000 Euro settling 9/19/11	Royal Bank of Scotland	718,250	717,654	(596)
116,488 Mexican Peso settling 11/18/11	Deutsche Bank	9,905	9,828	(77)
68,899 South African Rand settling 10/28/11	HSBC Bank	9,792	10,179	387
Sold:
4,455,000 British Pound settling 9/13/11	Barclays Bank	7,283,836	7,309,463	(25,627)
4,455,000 British Pound settling 9/13/11	Citigroup	7,291,832	7,309,463	(17,631)
14,000 British Pound settling 9/13/11	Royal Bank of Scotland	22,479	22,970	(491)
4,388,000 British Pound settling 9/13/11	UBS	7,205,153	7,199,534	5,619
6,189,000 Euro settling 10/19/11	Credit Suisse First Boston	8,641,391	8,876,179	(234,788)
6,188,000 Euro settling 10/19/11	Morgan Stanley	8,622,978	8,874,746	(251,768)
87,217,000 Japanese Yen settling 10/17/11	Citigroup	1,085,376	1,133,913	(48,537)
63,000 Mexican Peso settling 11/18/11	HSBC Bank	5,327	5,315	12
223,567,350 Russian Ruble settling 9/29/11	Bank of America	7,941,720	8,038,664	(96,944)
				$(437,601)

At July 31, 2011, the Fund held $640,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at July 31, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.79%	7/26/11	8/26/11	$3,836,505	$3,836,000
	0.79%	7/29/11	8/30/11	3,516,231	3,516,000
	0.96%	4/25/11	10/24/11	1,167,042	1,164,000
	1.10%	7/29/11	8/30/11	1,350,124	1,350,000
Barclays Bank	0.15%	7/14/11	8/11/11	42,482,186	42,479,000
	0.45%	7/18/11	8/17/11	3,993,699	3,993,000
	0.45%	7/19/11	8/22/11	18,491,004	18,488,000
	0.45%	7/20/11	8/22/11	3,388,508	3,388,000
	0.45%	7/26/11	8/26/11	12,256,919	12,256,000
	0.45%	7/28/11	8/24/11	2,621,131	2,621,000
	0.60%	7/8/11	8/9/11	5,115,045	5,113,000
	0.60%	7/20/11	8/22/11	529,106	529,000
	0.60%	7/26/11	8/26/11	3,042,304	3,042,000
	0.65%	7/19/11	8/18/11	6,456,515	6,455,000
	0.65%	7/19/11	8/22/11	12,229,870	12,227,000
	0.65%	7/20/11	8/22/11	1,343,291	1,343,000
	0.65%	7/26/11	8/26/11	5,419,587	5,419,000
	1.038%	7/29/11	8/30/11	2,007,174	2,007,000
Credit Suisse First Boston	0.40%	7/19/11	8/18/11	774,112	774,000
	0.40%	7/27/11	8/29/11	5,875,326	5,875,000
	0.50%	7/15/11	8/12/11	3,142,742	3,142,000
	0.60%	7/15/11	8/12/11	7,371,088	7,369,000
	0.60%	7/19/11	8/10/11	2,383,516	2,383,000
	0.60%	7/19/11	8/18/11	1,096,237	1,096,000
	0.60%	7/27/11	8/29/11	4,672,389	4,672,000
	0.65%	7/15/11	8/12/11	3,418,049	3,417,000
	0.65%	7/19/11	8/18/11	414,097	414,000
	0.65%	7/27/11	8/29/11	3,938,356	3,938,000
Deutsche Bank	0.15%	7/14/11	8/11/11	37,990,849	37,988,000
	0.15%	7/15/11	8/11/11	42,263,993	42,261,000
	0.38%	7/14/11	8/15/11	2,367,450	2,367,000
	0.38%	7/19/11	8/19/11	5,169,709	5,169,000
	0.38%	7/28/11	8/30/11	1,917,081	1,917,000
	0.60%	7/19/11	8/19/11	2,282,494	2,282,000
Goldman Sachs	0.15%	7/14/11	8/11/11	9,073,680	9,073,000
Greenwich Capital Markets	0.40%	7/13/11	8/15/11	5,589,180	5,588,000
	0.40%	7/27/11	8/29/11	783,044	783,000
	0.787%	7/13/11	8/15/11	3,220,337	3,219,000
	0.937%	7/13/11	8/15/11	3,595,777	3,594,000
JPMorgan Chase	0.60%	7/6/11	8/5/11	4,364,891	4,363,000
Morgan Stanley	0.70%	7/7/11	8/8/11	4,376,401	4,374,304
	0.75%	7/7/11	8/8/11	1,966,073	1,965,063
UBS	1.39%	6/9/11	9/9/11	4,263,365	4,254,659
	1.45%	6/9/11	9/9/11	1,610,963	1,607,531
					$293,111,557

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2011 was $311,647,013 at a weighted average interest rate of 0.65%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreement) for open reverse repurchase agreements at July 31, 2011 was $309,816,604.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing model and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for level 2 and level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	$2,500,000	$207,522,111	$5,458,177	$215,480,288
Corporate Bonds & Notes:
Airlines	—	2,637,500	11,250,958	13,888,458
All Other	—	161,606,790	—	161,606,790
U.S. Government Agency Securities	—	150,609,610	—	150,609,610
Asset-Backed Securities	—	51,882,611	—	51,882,611
Senior Loans	—	21,166,887	—	21,166,887
Convertible Preferred Stock	16,824,945	—	—	16,824,945
Sovereign Debt Obligations	—	6,099,948	—	6,099,948
Convertible Bonds	—	4,370,000	—	4,370,000
Municipal Bonds	—	3,042,757	—	3,042,757
Preferred Stock	905,398	—	—	905,398
U.S. Treasury Obligations	—	375,796	—	375,796
Short-Term Investments	—	33,975,165	—	33,975,165
Options Purchased:
Interest Rate Contracts	—	1	—	1
Total Investments in Securities - Assets	$20,230,343	$643,289,176	$16,709,135	$680,228,654

Investments in Securities - Liabilities
Securities Sold Short, at value	—	$(29,763,051)	—	$(29,763,051)

Other Financial Instruments* - Assets
Credit Contracts	—	$1,765,295	$46,176	$1,811,471
Foreign Exchange Contracts	—	238,858	—	238,858
Total Other Financial Instruments* - Assets	—	$2,004,153	$46,176	$2,050,329

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(88,650)	—	$(88,650)
Foreign Exchange Contracts	—	(676,459)	—	(676,459)
Interest Rate Contracts	—	(856,202)	—	(856,202)
Total Other Financial Instruments* - Liabilities	—	$(1,621,311)	—	$(1,621,311)

Total Investments	$20,230,343	$613,908,967	$16,755,311	$650,894,621

There were no significant transfers between Levels 1 and 2 during the nine months ended July 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	10/31/10	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3**	7/31/11
Investments in Securities - Assets
Mortgage-Backed Securities	$2,395,460	$5,312,965	$(2,497,213)	$2,255	$474,753	$(230,043)	—	—	$5,458,177
Corporate Bonds & Notes:
Airlines	24,819,086	—	(13,095,617)	476,062	930,279	(1,878,852)	—	—	11,250,958
Hotels/Gaming	6,188,599	—	(139,838)	(1,374)	(1,301)	501,922	—	$(6,548,008)	—
Asset-Backed Securities	2,647,003	—	—	44,977	—	63,887	—	(2,755,867)	—
Total Investments	$36,050,148	$5,312,965	$(15,732,668)	$521,920	$1,403,731	$(1,543,086)	—	$(9,303,875)	$16,709,135

Other Financial Instruments* - Assets
Credit Contracts	$40,334	—	—	—	—	$5,842	—	—	$46,176
Total Investments	$36,090,482	$5,312,965	$(15,732,668)	$521,920	$1,403,731	$(1,537,244)	—	$(9,303,875)	$16,755,311

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which the Fund held at July 31, 2011 was $(63,914) and $5,842, respectively.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2011